Investment Portfolioas of September 30, 2023 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 98.9%
Australia 2.5%
AMP Ltd.	327,127	263,263
Charter Hall Long Wale REIT	138,078	285,334
Nickel Industries Ltd.	544,338	261,287
Orora Ltd.	252,905	447,025
Southern Cross Media Group Ltd.	265,699	130,031
Syrah Resources Ltd.*	189,265	61,798
(Cost $2,319,102)		1,448,738
Belgium 0.2%
Euronav NV (Cost $66,558)	7,882	129,430
Canada 0.6%
Quebecor, Inc. "B" (Cost $185,022)	16,271	348,720
Denmark 0.8%
Topdanmark AS (Cost $549,154)	10,847	471,267
Finland 0.6%
Tokmanni Group Corp. (Cost $278,398)	23,624	328,313
France 2.5%
Alten SA	5,327	698,626
Maisons du Monde SA 144A	25,860	198,421
Vallourec SACA*	45,025	548,351
(Cost $1,601,743)		1,445,398
Germany 3.3%
AIXTRON SE	31,515	1,155,844
Jumia Technologies AG (ADR)* (a)	44,714	118,045
MorphoSys AG*	11,347	308,177
United Internet AG (Registered)	16,804	359,023
(Cost $1,444,610)		1,941,089
Ireland 1.0%
Dalata Hotel Group PLC (Cost $662,452)	130,999	556,916
Italy 2.7%
Buzzi SpA	39,686	1,085,356
Moncler SpA	8,593	498,189
(Cost $1,048,489)		1,583,545
Japan 7.1%
BML, Inc.	8,200	152,992
JTOWER, Inc.*	5,000	204,859
Kusuri no Aoki Holdings Co., Ltd.	12,258	709,706
Mani, Inc.	24,300	294,645
Nankai Electric Railway Co., Ltd.	17,300	335,196

Nippon Paper Industries Co., Ltd.*	68,300	615,780
Optorun Co., Ltd.	23,200	284,114
Sawai Group Holdings Co., Ltd.	8,000	244,958
Systena Corp.	172,000	308,449
Tsurumi Manufacturing Co., Ltd.	9,400	192,332
UT Group Co., Ltd.*	31,324	466,087
Zenkoku Hosho Co., Ltd.	9,800	321,845
(Cost $3,733,285)		4,130,963
Jersey 0.1%
Novocure Ltd.* (b) (Cost $146,583)	2,260	36,499
Korea 4.3%
Advanced Nano Products Co., Ltd.	5,770	570,109
Amotech Co., Ltd.*	39,964	244,072
Grand Korea Leisure Co., Ltd.*	18,607	224,202
Hanmi Semiconductor Co., Ltd.	16,709	659,643
Seah Besteel Holdings Corp.	44,669	813,021
(Cost $1,938,149)		2,511,047
Malta 0.5%
Kindred Group PLC (Cost $273,101)	33,151	301,948
Norway 0.4%
Hexagon Composites ASA*	86,778	221,511
Hexagon Purus ASA* (a)	29,783	38,624
(Cost $311,801)		260,135
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $264,147)	93,254	238,714
Puerto Rico 0.7%
Popular, Inc. (Cost $469,111)	6,236	392,930
Singapore 0.6%
Kulicke & Soffa Industries, Inc. (b) (Cost $311,171)	6,796	330,490
Spain 0.5%
Fluidra SA (Cost $252,248)	15,819	322,672
Sweden 1.3%
Cibus Nordic Real Estate AB	37,692	372,561
Dometic Group AB 144A	22,714	143,432
Ratos AB "B"	73,815	219,801
(Cost $1,165,697)		735,794
Switzerland 3.5%
Julius Baer Group Ltd.	10,195	653,266
OC Oerlikon Corp. AG (Registered)	153,161	649,077
Siegfried Holding AG (Registered)	861	735,891
(Cost $2,151,451)		2,038,234
United Kingdom 9.2%
Abcam PLC (ADR)*	19,390	438,796
B&M European Value Retail SA	73,334	523,068
Clarkson PLC	8,027	267,568

Computacenter PLC	22,414	689,806
Drax Group PLC	78,099	417,161
Dunelm Group PLC	15,276	195,195
Genus PLC	4,642	118,662
Greggs PLC	20,613	613,304
RS GROUP PLC	57,698	512,433
Saga PLC*	111,966	169,331
Softcat PLC	23,640	420,375
TechnipFMC PLC (c)	47,580	967,777
(Cost $4,512,222)		5,333,476
United States 56.1%
Adeia, Inc.	16,645	177,769
Affiliated Managers Group, Inc.	4,495	585,878
Alcoa Corp.	14,438	419,568
Americold Realty Trust, Inc. (REIT)	21,462	652,659
Apple Hospitality REIT, Inc. (REIT)	18,296	280,661
ArcBest Corp.	5,345	543,319
Armada Hoffler Properties, Inc. (REIT)	16,174	165,622
Atkore, Inc.*	4,837	721,632
Avis Budget Group, Inc.*	2,940	528,289
Bank OZK	7,401	274,355
Beam Global* (a)	19,418	143,305
Benchmark Electronics, Inc.	21,886	530,954
Bluebird Bio, Inc.* (a)	140,203	426,217
Bridgebio Pharma, Inc.*	24,077	634,910
Builders FirstSource, Inc.*	10,423	1,297,559
Bumble, Inc. "A"*	18,766	279,989
Casey's General Stores, Inc.	5,216	1,416,248
Chord Energy Corp.	2,232	361,712
Clearway Energy, Inc. "A"	8,709	173,483
CNX Resources Corp.*	24,979	564,026
CommScope Holding Co., Inc.*	38,077	127,939
Delek U.S. Holdings, Inc.	25,698	730,080
Ducommun, Inc.*	14,980	651,780
Easterly Government Properties, Inc. (REIT)	18,770	214,541
Eastern Bankshares, Inc.	32,558	408,277
EastGroup Properties, Inc. (REIT)	2,146	357,373
Envestnet, Inc.*	9,702	427,179
Essential Properties Realty Trust, Inc. (REIT)	7,490	162,009
Exact Sciences Corp.*	4,623	315,381
Four Corners Property Trust, Inc. (REIT)	29,198	647,904
Hersha Hospitality Trust "A", (REIT)	19,021	187,547
Hillenbrand, Inc.	14,976	633,635
Jefferies Financial Group, Inc.	27,228	997,362
Kite Realty Group Trust (REIT)	13,787	295,318
Kohl's Corp.	9,160	191,994
Ladder Capital Corp. (REIT)	22,361	229,424
Lamb Weston Holdings, Inc.	3,992	369,100
Lazard Ltd. "A"	10,388	322,132
Lumentum Holdings, Inc.*	8,847	399,707
Madison Square Garden Sports Corp.	4,259	750,862
Modine Manufacturing Co.*	18,773	858,865
ModivCare, Inc.*	5,606	176,655
Molina Healthcare, Inc.*	1,779	583,316
NanoString Technologies, Inc.* (a)	73,249	125,988
New Jersey Resources Corp.	8,816	358,194
Option Care Health, Inc.*	24,922	806,227

Physicians Realty Trust (REIT)	31,161	379,853
Reinsurance Group of America, Inc.	2,032	295,026
RPT Realty (REIT)	22,291	235,393
Rush Enterprises, Inc. "A"	31,717	1,294,995
Sana Biotechnology, Inc.* (a)	73,487	284,395
SentinelOne, Inc. "A"*	48,619	819,716
Skillsoft Corp.*	113,748	100,826
SkyWest, Inc.*	12,511	524,711
South State Corp.	12,835	864,566
Spectrum Brands Holdings, Inc.	5,219	408,909
Stride, Inc.*	7,312	329,259
Synovus Financial Corp.	26,754	743,761
Taylor Morrison Home Corp.*	16,854	718,149
Teladoc Health, Inc.*	11,156	207,390
Thermon Group Holdings, Inc.*	40,872	1,122,754
TopBuild Corp.*	4,984	1,253,974
Unum Group	3,682	181,118
Vitesse Energy, Inc.	3,772	86,349
Xperi, Inc.*	11,169	110,130
YETI Holdings, Inc.*	15,393	742,250
Zions Bancorp. NA	13,128	458,036
(Cost $26,006,247)		32,668,504
Total Common Stocks (Cost $49,690,741)		57,554,822

Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (d) (e) (Cost $1,157,096)	1,157,096	1,157,096

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $524,828)	524,828	524,828

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,372,665)	101.8	59,236,746
Other Assets and Liabilities, Net	(1.8)	(1,058,024)
Net Assets	100.0	58,178,722
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2023	Value ($) at 9/30/2023
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.25% (d) (e)
263,098	893,998 (f)	—	—	—	38,238	—	1,157,096	1,157,096
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (d)
753,014	6,707,068	6,935,254	—	—	28,673	—	524,828	524,828
1,016,112	7,601,066	6,935,254	—	—	66,911	—	1,681,924	1,681,924

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2023 amounted to $1,072,753, which is 1.8% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.

(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2023 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Industrials	10,568,305	18%
Financials	7,851,638	14%
Consumer Discretionary	7,795,524	14%
Information Technology	7,384,813	13%
Health Care	5,891,099	10%
Materials	4,273,944	7%
Real Estate	4,236,775	7%
Energy	3,387,725	6%
Consumer Staples	2,903,963	5%
Communication Services	2,073,484	4%
Utilities	1,187,552	2%
Total	57,554,822	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,448,738	$—	$1,448,738
Belgium	—	129,430	—	129,430
Canada	348,720	—	—	348,720
Denmark	—	471,267	—	471,267
Finland	—	328,313	—	328,313
France	—	1,445,398	—	1,445,398
Germany	118,045	1,823,044	—	1,941,089
Ireland	—	556,916	—	556,916
Italy	—	1,583,545	—	1,583,545
Japan	—	4,130,963	—	4,130,963
Jersey	36,499	—	—	36,499
Korea	—	2,511,047	—	2,511,047
Malta	—	301,948	—	301,948
Norway	—	260,135	—	260,135
Portugal	—	238,714	—	238,714
Puerto Rico	392,930	—	—	392,930
Singapore	330,490	—	—	330,490
Spain	—	322,672	—	322,672
Sweden	—	735,794	—	735,794
Switzerland	—	2,038,234	—	2,038,234
United Kingdom	1,406,573	3,926,903	—	5,333,476
United States	32,668,504	—	—	32,668,504
Short-Term Investments (a)	1,681,924	—	—	1,681,924
Total	$36,983,685	$22,253,061	$—	$59,236,746

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH3
R-080548-2 (1/25)